PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 11 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2025, and 2024, prepaid expenses and other current assets consist of:

	As of December 31,
	2025	2024
Prepaid expenses	$1,847,073	$770,932
Deposits	45,502	4,756
Other current assets	720,439	10,688
Total	$2,613,014	$786,376